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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Voya Prime Rate Trust (Formerly ING Prime
Rate Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1.         Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2014

Voya Prime Rate Trust

(formerly, ING Prime Rate Trust)

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya(TM) Investment Management was formerly ING U.S. Investment Management

Voya Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2014

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust(1) (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS
Net Assets	$889,063,402
Total Assets	$1,360,895,975
Assets Invested in Senior Loans	$1,283,352,769
Senior Loans Represented	385
Average Amount Outstanding per Loan	$3,333,384
Industries Represented	35
Average Loan Amount per Industry	$36,667,222
Portfolio Turnover Rate (YTD)	47%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	66 months
Total Leverage as a Percentage of Total Assets	26.53%

PERFORMANCE SUMMARY

The Trust declared $0.09 of dividends during the second fiscal quarter and $0.18 during the six months ended August 31, 2014. Based on the average month-end net asset value ("NAV") per share of $6.05 for the second fiscal quarter and $6.06 the six-month period, this resulted in an annualized distribution rate(2) of 5.62% for the second fiscal quarter and 5.78% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV, was 1.00% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 0.70% for the same quarter. For the six months ended August 31, 2014, the Trust's total return, based on NAV(4), was 2.09%, versus a total return on the Index of 1.88%. The total market value return(3) for the Trust's Common Shares during the second fiscal quarter was -2.91% and for the six months ended August 31, 2014 was -3.39%.

MARKET REVIEW

The U.S. loan market's technical environment was quite mixed during the period. Month-to-month variability was effectively tied to the halt in April of an unprecedented streak of positive monthly flows into U.S. retail loan mutual funds and exchange traded funds. Outflows after that were attributed to

(1)  Effective May 1, 2014, the Trust was renamed "Voya Prime Rate Trust."

(2)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

2

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

investor patience wearing thin in response to continued dovish sentiments from the U.S. Federal Reserve Board (the "Fed"). Providing an offset to the retail outflows, however, was consistent demand from institutional loan investors, predominantly in the form of new collateralized loan obligations. Institutional investors remained steadfastly attracted to the risk/return profile and asset allocation benefits of secured, floating rate loans. Other technical factors contributed to market volatility during the period. For example, increasingly robust, new issue supply with attractive yields put pressure on secondary prices. Also contributing to volatility were periodic spikes of high-yield bond mutual fund redemptions, in many cases funded by partial liquidations of less-volatile loan allocations.

While the market's technical picture was a bit choppy during the period, fundamental credit risk, as traditionally measured by trailing default rates and forward default indicators, remained exceptionally low. The Index trailing default rate by principal did jump materially and abruptly in April due to the highly anticipated bankruptcy of Energy Futures Holdings ("EFH", formerly Texas Electric Competitive Holdings, or "TXU," the largest single Index constituent). That bankruptcy, however, had little immediate impact on market sentiment or average loan prices. From a numbers perspective, the EFH filing pushed the headline trailing twelve-month default rate by principal amount to a current cycle high of 4.64%. Default activity waned as time passed, however; excluding EFH, the default rate ended the period at a benign 0.44%, well inside the approximate historical average of 3.24% (including EFH).

Portfolio Specifics: The Trust's total return at NAV outperformed the Index for the reporting period, despite a deliberate avoidance of several high-risk and volatile individual issues that ultimately performed above our expectations. The positive variance was attributable primarily to favorable credit selection and the use of leverage for investment purposes, albeit to a lesser degree than in past periods. Relative to the Index, the Trust was underweight defaulted loans throughout the performance period, which proved unfavorable as, led by EFH, that cohort outperformed the broad Index with a return of 4.64%. However, that underweight turned to a benefit during the second half of the period as the average bid for EFH loans reversed course and closed out the latter portion of the performance period as the single largest

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2014
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
BJs Wholesale Club	1.6%	2.5%
Advantage Sales & Marketing, Inc.	1.2%	1.9%
Amaya Gaming Group Inc.	1.2%	1.8%
Dell International LLC	1.1%	1.7%
Acosta, Inc.	1.1%	1.6%
Clear Channel Communications, Inc.	1.0%	1.6%
Jacobs Douwe Egberts	1.0%	1.5%
Delta2 Sarl Luxembourg (Formula One World Championship)	0.9%	1.4%
Neiman Marcus Group, Inc	0.9%	1.4%
Gates Global LLC	0.9%	1.3%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2014
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Business Equipment & Services	9.9%	15.2%
Electronics/Electrical	9.9%	15.2%
Retailers (Except Food & Drug)	9.9%	15.1%
Health Care	9.5%	14.6%
Industrial Equipment	4.4%	6.8%
Telecommunications	4.4%	6.7%
Lodging & Casinos	4.2%	6.4%
Chemicals & Plastics	4.0%	6.1%
Leisure Goods/Activities/Movies	3.8%	5.8%
Automotive	3.7%	5.7%
3

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

detractor from the Index's return. Also, in the early part of the period the Trust employed less leverage than its historical norm, in response to uncertainty about the direction and magnitude of retail investor net redemptions. Later, as the volatility of outflows moderated and became more predictable, we returned the Trust's leverage to target levels.

In general, credit spreads remained fairly range-bound during the period. In an effort to capture what we believed to be the best relative value available, the bulk of incremental investment took place in the new issue market, which typically offers a slight discount to face value. In all cases, we sought to strike a healthy balance between investing for greater yield and maintaining acceptable credit quality. We also targeted secondary market purchases from seasoned issuers that had softened in price due to the uptick of technical volatility. Together, these efforts helped mitigate the lagging impact of the re-pricing trend that had persisted during the past several quarters; they also had a positive effect on the Trust's weighted average coupon, which increased to 5.14% as of August 31, 2014, versus 5.03% during the last fiscal quarterly reporting period on May 31, 2014.

The Trust's top industry exposures at the end of the reporting period were business equipment and services, electronics, healthcare and retailers. These sector exposures were all beneficial to relative returns. During the period, the Trust held positions in four of the five largest contributors to Index performance: Clear Channel Communications, Inc., SuperMedia, Inc., Asurion, LLC and Dell International LLC. The contribution from these positions was slightly offset by much smaller positions in two of the five largest detractors: Nelson Education Ltd. ("Nelson") and Gymboree Corporation. As of period-end, Nelson, which missed an interest payment during the reporting period and was engaged in restructuring, was the only defaulted loan in the portfolio, representing approximately 0.11% of total assets under management ("AUM").

We believe the Trust continues to be well diversified with 295 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.34% of AUM, while the average industry exposure closed the period at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

Current Strategy and Outlook: We started the year with the anticipation that the U.S. loan market, as broadly represented by the Index, would generate in 2014 a coupon-like return in the 4-5% range. While overall performance during the early part of the period was largely consistent with this view, recent price softness related to variable market technical factors could make achieving that initial projection challenging. We believe U.S. retail investors, an important factor in our analysis, are likely to remain on the sidelines until a lift in short-term rates appears more imminent. Still, we remain constructive on the prospects for the loan asset class, given the apparent leveling of credit spreads and yields, a reasonably sanguine outlook for fundamental credit risk and the expected continued presence of institutional investors. And as the domestic economy continues to gain momentum, the Fed, in our view, will face increasing pressure to begin the process of normalizing interest rates, which, of course, would be a further tailwind for loan prices and yields.

Ratings Distribution as of August 31, 2014
Ba	22.12%
B	68.81%
Caa and below	8.40%
Not rated*	0.67%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

4

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
October 1, 2014

5

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2014
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	6.46%	10.25%	9.50%	5.05%
Based on Market Value	-4.63%	9.00%	10.00%	3.25%
S&P/LSTA Leveraged Loan Index	4.73%	7.02%	7.27%	5.21%

The table above illustrates the total return of the Trust against the indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

6

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2014	3.25%	5.50%	6.03%	5.58%	6.11%
May 31, 2014	3.25%	5.18%	5.46%	5.95%	6.26%
February 28, 2014	3.25%	5.97%	6.18%	6.22%	6.44%
November 30, 2013	3.25%	6.59%	6.81%	6.24%	6.44%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's Common Shares. If short-term market interest rates fall, the yield on the Trust's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Trust's Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

7

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The Trust's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Trust's Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Trust's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

8

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2014 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,296,416,932)	$1,289,746,712
Cash	5,497,681
Foreign currencies at value (Cost $1,400,632)	1,399,788
Receivables:
Investment securities sold	55,017,081
Interest	7,930,370
Other fees	342
Unrealized appreciation on forward foreign currency contracts	1,062,224
Unrealized appreciation on unfunded commitments	190,419
Prepaid arrangement fees on notes payable	35,507
Prepaid expenses	2,194
Reimbursement due from manager	671
Other assets	12,986
Total assets	1,360,895,975
LIABILITIES:
Notes payable	361,000,000
Payable for investment securities purchased	109,003,652
Accrued interest payable	133,762
Payable for investment management fees	859,693
Payable for administrative fees	268,654
Payable to trustees under the deferred compensation plan (Note 6)	12,986
Accrued trustee fees	9,386
Other accrued expenses	544,440
Total liabilities	471,832,573
NET ASSETS	$889,063,402
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$6.02
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,097,464,804
Undistributed net investment income	633,659
Accumulated net realized loss	(203,976,636)
Net unrealized depreciation	(5,058,425)
NET ASSETS	$889,063,402

See Accompanying Notes to Financial Statements

9

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2014 (Unaudited)

INVESTMENT INCOME:
Interest	$33,388,506
Dividends	204,285
Amendment fees earned	274,073
Other fees	702,489
Total investment income	34,569,353
EXPENSES:
Investment management fees	5,043,876
Administration fees	1,576,211
Transfer agent fees	39,030
Interest expense	2,060,630
Custody and accounting expense	301,480
Professional fees	83,738
Shareholder reporting expense	148,012
Trustees fees	14,862
Miscellaneous expense	108,554
Total expenses	9,376,393
Net waived and reimbursed fees	(16,664)
Net expenses	9,359,729
Net investment income	25,209,624
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,323
Forward foreign currency contracts	334,512
Foreign currency related transactions	2,425,653
Net realized gain	2,797,488
Net change in unrealized appreciation or (depreciation) on:
Investments	(14,010,225)
Forward foreign currency contracts	2,361,157
Foreign currency related transactions	341,898
Unfunded commitments	(27,697)
Net change in unrealized appreciation or (depreciation)	(11,334,867)
Net realized and unrealized loss	(8,537,379)
Increase in net assets resulting from operations	$16,672,245

See Accompanying Notes to Financial Statements

10

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
FROM OPERATIONS:
Net investment income	$25,209,624	$57,726,630
Net realized gain	2,797,488	15,188,940
Net change in unrealized appreciation or (depreciation)	(11,334,867)	(2,921,704)
Increase in net assets resulting from operations	16,672,245	69,993,866
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(25,862,846)	(59,356,037)
From return of capital	—	(1,626,919)
Decrease in net assets from distributions to common shareholders	(25,862,846)	(60,982,956)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	2,115,329
Proceeds from shares sold	—	80,548
Net increase from capital share transactions	—	2,195,877
Net increase (decrease) in net assets	(9,190,601)	11,206,787
NET ASSETS:
Beginning of year or period	898,254,003	887,047,216
End of year or period (including undistributed net investment income of $633,659 and $1,286,881 respectively)	$889,063,402	$898,254,003

See Accompanying Notes to Financial Statements

11

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2014 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$31,585,451
Dividends received	274,073
Facility fees received	3,734
Arrangement fees paid	(19,836)
Other income received	1,279,681
Interest paid	(2,057,994)
Other operating expenses paid	(7,479,024)
Purchases of securities	(514,849,634)
Proceeds on sale of securities	560,231,791
Net cash provided by operating activities	68,968,242
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(25,862,846)
Net decrease of notes payable	(46,000,000)
Net cash flows used in financing activities	(71,862,846)
Net decrease	(2,894,604)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(30,053)
Cash and foreign currency balance
Net decrease in cash and foreign currency	(2,924,657)
Cash and foreign currency at beginning of period	9,822,126
Cash and foreign currency at end of period	$6,897,469
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$16,672,245
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	14,010,225
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(2,361,157)
Change in unrealized appreciation or depreciation on unfunded commitments	27,697
Change in unrealized appreciation or depreciation on foreign currency related transactions	(341,898)
Accretion of discounts on investments	(1,909,541)
Amortization of premiums on investments	413,979
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	(2,797,488)
Purchases of investment securities	(514,849,634)
Proceeds from disposition of investment securities	560,231,791
Decrease in other assets	956
Increase in interest and other receivable	(307,493)
Increase in prepaid arrangement fees on notes payable	(19,836)
Decrease in prepaid expenses	3,734
Increase in reimbursement due from manager	(671)
Increase in accrued interest payable	2,636
Increase in payable for investment management fees	64,488
Increase in payable for administrative fees	20,153
Increase in accrued trustees fees	1,019
Increase in other accrued expenses	107,037
Total adjustments	52,295,997
Net cash provided by operating activities	$68,968,242
Non Cash Financing Activities
Reinvestment of dividends	$—

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Prime Rate Trust
08-31-14	6.08	0.17	(0.05)	—	—	0.12	(0.18)	—	(0.18)	6.02	5.50	2.09		(3.39)		2.08	1.62	2.08	5.60	889,063	47
02-28-14	6.02	0.40	0.07	—	—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56	7.70		2.04		3.18	2.29	3.17	6.04	1,082,748	93

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
Voya Prime Rate Trust
08-31-14	1.16	1.49	1.49	4.00	—	—	3	361,000	3,463	357,479	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	1.63	2.27	2.26	4.32	450,000	25,000	53,600	496,000	4,090	414,889	145,033

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

14

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2014, 100.0% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing service may not be available for all loans and Voya Investments, LLC (formerly, ING Investments, LLC) (the "Investment Adviser" or "Voya Investments"), an Arizona limited liability company, or Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Trust's Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Trust's Board.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in,

15

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality, maturing in 60 days or less from the date of acquisition, are valued at amortized cost which approximates fair value. To the extent the Trust invests in other registered investment companies, the Trust's NAV is calculated based on the current NAV of the registered investment company in which the Trust invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Trust can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the

16

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended August 31, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse

17

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations along with the change in unrealized appreciation or depreciation. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the period ended August 31, 2014, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $76,054,920.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

18

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2014, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $593,161,235 and $601,972,369, respectively. At August 31, 2014, the Trust held senior loans valued at $1,283,352,769 representing 99.5% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Total Restricted Securities (fair value $0 at August 31, 2014)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Management Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

19

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Trust has entered into an administration agreement with Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (the "Administrator"), a Delaware limited liability company, to provide administrative services and also to furnish facilities. For its services, the Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations.

The expense limitation agreement is contractual through July 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Management Agreement has been terminated.

As of August 31, 2014, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2015	2016	2017	Total
$—	$—	$16,664	$16,664

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the "notional" funds selected by the trustee. The Trust purchases shares of the "notional" funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $440 million 364-day revolving credit agreement which matures July 20, 2015, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2014, was $361 million. Weighted average interest rate on outstanding borrowings during the year was 1.05%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.53% of total assets at August 31, 2014. Average borrowings for the period ended August 31, 2014 were $357,479,348 and the average annualized interest rate was 1.14% excluding other fees related to the unused portion of the facility, and other fees.

As of August 31, 2014, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Longview Power, LLC, DIP Facility	$346,216

20

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

The net unrealized appreciation on these commitments of $190,419 as of August 31, 2014 is reported as such on the Statement of Assets and Liabilities.

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2014, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/27/12	25,000,000	22,368,353
6/27/12	5,000,000	5,000,000

As of August 31, 2014 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2014, the Trust held 0.05% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Number of Shares
Reinvestment of distributions from common shares	—	347,830
Proceeds from shares sold	—	12,944
Net increase in shares outstanding	—	360,774
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$2,115,329
Proceeds from shares sold	—	80,548
Net increase	$—	$2,195,877

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

21

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2014	Year Ended February 28, 2014
Ordinary Income	Ordinary Income	Return of Capital
$25,862,846	$59,356,037	$1,626,919

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Unrealized Appreciation/	Capital Loss Carryforwards
(Depreciation)	Amount	Character	Expiration
$7,469,760	$(41,585,301)	Short-term	2017
	(125,812,939)	Short-term	2018
	(24,760,715)	Short-term	2019
	(14,509,554)	Long-term	None
	$(206,668,509)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of August 31, 2014, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. ("ING Groep") submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the "IPO"). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014 and September 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

22

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Trust. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Trust, as applicable, in connection with the IPO. Shareholders of the Trust approved the new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and certain affiliated entities that provide services to the Trust, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the loss of access to the resources of ING Groep by the Investment Adviser and certain affiliated entities that provide services to the Trust, which could adversely affect their businesses. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Trust and its operation.

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to August 31, 2014, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.280	8/29/14	9/10/14	9/22/14
$0.280	9/30/14	10/10/14	10/22/14

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 144.4%
			Aerospace & Defense: 0.8%
	5,400,151		American Airlines, Inc., Term Loan, 3.750%, 06/27/19	$5,369,775	0.6
	1,650,000	(1)	Custom Sensors & Technologies, First Lien Term Loan, 06/18/21	1,651,548	0.2
				7,021,323	0.8
			Automotive: 5.7%
	2,350,000		Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	2,342,656	0.3
	6,200,000		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,196,125	0.7
	3,985,622		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	4,008,041	0.5
	3,118,450		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,024,896	0.3
	12,000,000		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 06/30/21	11,923,752	1.3
	3,800,000	(1)	Key Safety Systems, Inc., First Lien Term Loan, 07/23/21	3,807,125	0.4
EUR	1,970,000		Metaldyne, LLC, Term Loan E, 4.750%, 12/15/18	2,599,806	0.3
	3,531,651		Metaldyne, LLC, USD Term Loan B, 4.250%, 12/31/18	3,537,539	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,260,506		Schrader International, Upsized Lux Term Loan, 5.000%, 04/27/18	$1,262,081	0.2
	969,648		Schrader International, Upsized USD Term Loan, 5.000%, 04/27/18	970,860	0.1
	6,214,688	(1)	TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	6,214,687	0.7
	4,601,649		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	4,613,153	0.5
				50,500,721	5.7
			Beverage & Tobacco: 2.4%
EUR	3,075,000		Iglo Foods, Term loan B1 (EUR), 4.319%, 06/30/20	4,047,552	0.4
GBP	2,675,000		Iglo Foods, Term loan B2 (GBP), 5.251%, 06/30/20	4,442,985	0.5
EUR	10,000,000	(1)	Jacobs Douwe Egberts, TL B-1 EUR, 06/30/21	12,940,357	1.5
				21,430,894	2.4
			Building & Development: 2.2%
	2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,195,687	0.2
	7,800,000	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 05/27/21	7,835,685	0.9
	1,782,045		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,788,728	0.2

See Accompanying Notes to Financial Statements

24

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
4,247,696		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	$4,238,407	0.5
545,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	552,153	0.1
2,546,153		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	2,532,628	0.3
			19,143,288	2.2
		Business Equipment & Services: 15.2%
6,400,000	(1)	Acosta, Inc., Term Loan B, 08/13/21	6,417,331	0.7
8,185,160		Acosta, Inc., Upsized Term Loan B, 4.250%, 03/02/18	8,220,970	0.9
800,000	(1)	Advantage Sales & Marketing, Inc., December 2013 Upsized First Lien Term Loan, 4.250%, 12/17/17	801,083	0.1
395,968	(1)	Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 07/21/21	392,963	0.0
11,879,032	(1)	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/21/21	11,788,882	1.3
3,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/21/22	3,918,038	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	$2,026,666	0.2
	3,888,248		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,884,605	0.4
	1,985,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,984,381	0.2
	1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,306,907	0.2
	2,215,000		Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,185,467	0.3
	2,700,000		Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	2,662,875	0.3
	5,506,063		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/15/19	5,475,091	0.6
	2,119,695	(1)	CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	2,140,892	0.2
	6,336,000		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	6,370,322	0.7
EUR	645,000		CPA Global Financing, First Lien Term Loan Euro, 4.750%, 11/30/20	853,218	0.1

See Accompanying Notes to Financial Statements

25

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	447,750	CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	$450,548	0.1
	3,547,248	First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	3,547,248	0.4
	1,631,261	First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,631,261	0.2
	4,432,355	GCA Services, Replacement Term Loan, 4.269%, 11/01/19	4,424,044	0.5
	5,000,000	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	5,020,000	0.6
EUR	3,400,000	ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	4,481,391	0.5
	522,123	ION Trading Technologies Limited, First Lien Term Loan USD, 4.250%, 06/10/21	521,470	0.1
	1,000,000	ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	1,002,188	0.1
	5,809,524	iQor, First Lien Term Loan, 6.000%, 04/01/21	5,475,476	0.6
	2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,325,000	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,992,500		Knowledge Universe Education, LLC, Term loan B, 5.250%, 03/20/21	$3,029,906	0.3
2,975,000	(1)	Learning Care Group, Term loan, 5.832%, 05/01/21	2,982,438	0.3
3,951,613		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,982,487	0.5
2,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,050,000	0.2
2,465,278		Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	2,419,054	0.3
2,600,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,577,250	0.3
3,000,000		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	3,007,500	0.3
750,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	756,563	0.1
2,772,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,791,057	0.3
2,256,250		SGS International, Term Loan, 4.250%, 10/17/19	2,256,250	0.3
3,030,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,051,780	0.3

See Accompanying Notes to Financial Statements

26

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
GBP	1,710,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	$2,861,923	0.3
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	784,485	0.1
EUR	498,750		Sophos, Term Loan B EUR, 5.250%, 01/30/21	659,019	0.1
	598,500		Sophos, Term Loan B USD, 5.000%, 01/30/21	600,994	0.1
	4,392,580		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,432,333	0.5
	875,000		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	879,375	0.1
	1,937,500		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,947,188	0.2
	1,540,829		Transfirst Holdings, Inc., First Lien Term Loan, 4.250%, 12/27/17	1,539,866	0.2
	1,971,429	(1)	Transfirst Holdings, Inc., Second Lien Term Loan, 06/15/18	1,984,572	0.2
	1,486,031	(1)	Wash Multi-Family Services, USD Term Loan, 4.503%, 02/21/19	1,486,031	0.2
				135,388,388	15.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Cable & Satellite Television: 3.7%
	6,250,000	(1)	Charter Communications Operating, LLC, TLG, 08/08/21	$6,299,319	0.7
	3,249,206		LIBERTY CABLEVISION OF PUERTO RICO LLC., First Lien Term Facility, 4.500%, 12/31/21	3,249,713	0.4
	250,000		LIBERTY CABLEVISION OF PUERTO RICO LLC., Second Lien Facility, 7.750%, 06/30/23	250,937	0.0
	4,548,655	(1)	RCN Cable, Term Loan B, 4.500%, 02/25/20	4,561,451	0.5
GBP	4,750,000		Virgin Media Investment Holdings Limited, Term loan E (GBP), 4.250%, 06/30/23	7,886,417	0.9
	10,207,218		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	10,232,736	1.2
				32,480,573	3.7
			Chemicals & Plastics: 6.1%
	2,547,200		Armacell, First Lien Term Loan, 5.500%, 06/30/20	2,556,752	0.3
	5,568,745		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,576,402	0.6

See Accompanying Notes to Financial Statements

27

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
EUR	1,237,500	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Euro Term Loan, 4.250%, 02/02/20	$1,630,891	0.2
	2,438,741	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Term B Loan, 3.750%, 02/02/20	2,444,837	0.3
	1,920,616	AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,933,421	0.2
	250,000	AZ Chem US Inc., Second Lien Senior Secured Term loan, 7.500%, 06/13/22	253,125	0.0
	1,250,000	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/15/21	1,249,531	0.2
	1,000,000	Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/15/22	1,000,625	0.1
	997,500	Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	989,708	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,800,000		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 07/31/21	$3,807,915	0.4
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	659,750	0.1
	1,979,850		Houghton International, Inc., USD Second Lien Term Loan, 4.000%, 12/20/19	1,970,571	0.2
	7,723,494		Ineos US Finance LLC, Cash Dollar Term Loan, 3.750%, 05/04/18	7,684,876	0.9
	897,750		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	901,004	0.1
	1,603,124		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,607,132	0.2
	831,780		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	833,859	0.1
EUR	938,757		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,235,022	0.1
	31,751		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	32,227	0.0
	1,200,000	(1)	Orion Engineered Carbons, Term loan B (USD), 07/25/21	1,203,000	0.1

See Accompanying Notes to Financial Statements

28

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
2,327,413		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	$2,323,049	0.3
1,100,000		Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 07/15/20	1,105,720	0.1
778,136		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	782,757	0.1
2,700,000	(1)	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	2,687,850	0.3
6,998,623		Univar Inc., Term Loan B, 5.000%, 06/30/17	7,016,848	0.8
2,893,480		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,907,045	0.3
			54,393,917	6.1
		Clothing/Textiles: 0.6%
3,165,258		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,181,084	0.4
1,751,921		Vince, LLC, Term Loan, 6.000%, 11/27/19	1,769,441	0.2
			4,950,525	0.6
		Conglomerates: 1.6%
3,000,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	3,018,750	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	$594,000	0.1
	2,700,000	ServiceMaster Company, Term Loan, 4.250%, 06/30/21	2,683,125	0.3
	2,570,575	Waterpik, First Lien, 5.750%, 07/01/20	2,580,215	0.3
	5,056,780	WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,091,545	0.6
			13,967,635	1.6
		Containers & Glass Products: 2.9%
	524,700	Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	525,684	0.1
	2,397,481	EveryWare, Inc., Term Loan, 9.500%, 05/21/20	1,905,997	0.2
	3,485,823	Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	3,487,277	0.4
	4,200,000	Otter Products, TLB, 5.750%, 06/03/20	4,163,250	0.5
	2,662,594	Pro Mach, Inc., Term Loan, 4.500%, 07/06/17	2,669,250	0.3
EUR	962,218	Reynolds Group Holdings Inc, Eur Term Loan, 4.250%, 12/15/18	1,269,443	0.1
	9,221,181	Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	9,218,304	1.0

See Accompanying Notes to Financial Statements

29

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
1,600,974	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	$1,598,305	0.2
1,353,722	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	1,351,466	0.1
			26,188,976	2.9
		Cosmetics/Toiletries: 0.4%
1,911,227		KIK Custom Products, Inc., First Lien with Incremental, 5.500%, 04/29/19	1,916,005	0.2
2,170,223		Sun Products Corporation, Term Loan B, 5.500%, 03/23/20	2,090,647	0.2
			4,006,652	0.4
		Diversified Insurance: 5.4%
6,135,844		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,146,072	0.7
2,885,500		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	2,884,057	0.3
1,700,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,717,000	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,217,500		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	$3,008,363	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,267,000	0.1
11,915,138		Hub International Limited, Term Loan B, 4.250%, 10/02/20	11,837,689	1.3
5,058,310	(1)	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,045,032	0.6
6,384,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	6,277,266	0.7
4,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	4,873,457	0.6
5,073,040		USI, Inc., Term Loan, 4.250%, 12/27/19	5,060,357	0.6
			48,116,293	5.4
		Drugs: 0.4%
3,200,000	(1)	Akorn, Inc., Term Loan, 4.500%, 04/17/21	3,203,974	0.4
		Ecological Services & Equipment: 1.5%
5,250,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	5,276,250	0.6
7,816,996		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	7,714,398	0.9
			12,990,648	1.5

See Accompanying Notes to Financial Statements

30

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical: 15.2%
	2,935,253		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	$2,932,960	0.3
	2,693,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	2,683,150	0.3
	700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	698,250	0.1
	1,866,667		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,871,722	0.2
	6,987,093		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	7,054,783	0.8
	2,359,644	(1)	Avast Software, Term Loan, 4.750%, 03/21/20	2,368,493	0.3
	7,882,030		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	7,895,989	0.9
	3,801,606		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	3,780,222	0.4
	3,100,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	3,177,500	0.4
EUR	1,176,274		BMC Software, Inc., Term Loan Euro, 5.500%, 09/10/20	1,555,226	0.2
	2,400,694		BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	2,396,755	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	3,721,875		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	$4,916,120	0.6
	9,900,413		Dell International LLC, Term B Loans, 4.500%, 04/30/20	9,944,410	1.1
	2,000,000	(1)	ECI, Term Loan B, 5.750%, 05/28/21	2,021,250	0.2
	1,452,570		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	1,449,846	0.2
	3,627,588		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	3,636,656	0.4
	980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	975,109	0.1
	990,019		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	984,450	0.1
	1,975,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,991,047	0.2
	8,382,570		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	8,371,220	0.9
	2,233,125		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,241,964	0.2
	8,190,197		Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/13/21	8,169,721	0.9

See Accompanying Notes to Financial Statements

31

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
EUR	2,468,750		Greeneden U.S. Holdings II, LLC, Euro Term Loan, 4.750%, 02/08/20	$3,227,595	0.4
	1,851,609		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	1,858,553	0.2
	6,886,499		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	6,834,850	0.8
	10,133,317		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	10,163,403	1.1
	3,850,000		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	3,874,062	0.4
EUR	597,000		Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	788,513	0.1
	2,700,935	(1)	Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	2,708,498	0.3
	2,019,850		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,024,057	0.2
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	578,834	0.1
	4,799,925		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	4,814,925	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
8,302,418		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	$8,206,940	0.9
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,283,184	0.3
1,475,000		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	1,468,854	0.2
1,992,423		Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	1,999,895	0.2
1,105,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/24/20	1,103,882	0.1
2,278,076		Websense, Inc., Term Loan B, 4.500%, 06/25/20	2,282,822	0.3
			135,335,710	15.2
		Financial Intermediaries: 2.0%
1,736,851		Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	1,738,661	0.2
3,435,375	(1)	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.000%, 07/22/20	3,425,715	0.4
1,259,063		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,241,121	0.1
3,383,000		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,391,457	0.4

See Accompanying Notes to Financial Statements

32

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Financial Intermediaries (continued)
EUR	995,000	Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	$1,313,100	0.1
	5,286,750	Trans Union LLC, Term Loan B, 4.000%, 03/21/21	5,274,855	0.6
	1,472,600	Walker & Dunlop, Term Loan, 5.250%, 12/15/20	1,487,326	0.2
			17,872,235	2.0
		Food Products: 3.9%
	6,412,450	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	6,444,512	0.7
	4,500,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,402,498	0.5
	2,040,904	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,030,700	0.2
EUR	364,810	Atrium Innovations, Inc., EUR First Lien Term Loan, 4.500%, 02/04/21	479,941	0.1
	498,750	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	494,698	0.1
	5,537,953	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,528,721	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,089,487		Del Monte Foods Consumer Products, Inc., First Lien, 4.256%, 02/18/21	$3,058,593	0.3
	3,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,561,250	0.4
	6,017,621		NPC International, Term Loan, 4.000%, 12/28/18	5,912,313	0.7
	987,500		Reddy Ice Corporation, First Lien Term Loan, 6.751%, 05/01/19	948,000	0.1
GBP	1,000,000		United Biscuits Holdco Limited, Facility B1 (GBP), 4.999%, 07/31/20	1,666,117	0.2
				34,527,343	3.9
			Food Service: 1.3%
	7,830,375		CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	7,781,435	0.9
	4,082,613		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	4,009,465	0.4
				11,790,900	1.3
			Food/Drug Retailers: 2.6%
	2,100,000	(1)	Albertsons LLC, Term Loan B3, 08/11/19	2,101,749	0.2
	4,900,000	(1)	Albertsons LLC, Term Loan B4, 08/11/21	4,911,740	0.6
	2,640,638		Del Taco, Term Loan, 5.506%, 10/01/18	2,651,642	0.3

See Accompanying Notes to Financial Statements

33

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food/Drug Retailers (continued)
3,000,000	(1)	Portillo Restaurant Group (The), First Lien Term Loan, 08/04/21	$2,990,001	0.3
1,025,000	(1)	Portillo Restaurant Group (The), Second Lien Term Loan, 08/04/22	1,027,563	0.1
1,945,125		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,859,053	0.2
4,996,114		Supervalu, Term Loan, 4.500%, 03/21/19	4,966,672	0.6
1,000,000		TGI Friday's, Inc., Frist Lien Term Loan, 5.250%, 07/15/20	1,002,500	0.1
1,916,105		Vestcom International, Inc., Term Loan, 5.503%, 12/26/18	1,918,500	0.2
			23,429,420	2.6
		Forest Products: 0.1%
740,625		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	744,328	0.1
		Health Care: 14.6%
5,436,375		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	5,383,713	0.6
1,000,000		Accellent, Inc., Second Lien Term Loan, 7.500%, 03/01/22	989,583	0.1
1,875,000		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,893,750	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,255,875		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	$1,263,724	0.1
1,197,000		CareCore National, LLC, Term Loan B, 5.500%, 02/20/21	1,205,978	0.1
8,751,101		Catalent Pharma Solutions, Inc., USD Term Loan, 4.500%, 05/08/21	8,770,633	1.0
3,056,410		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,058,956	0.4
1,717,989		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	1,733,022	0.2
2,686,500		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	2,697,834	0.3
6,387,468		Connolly/iHealth Technologies, First Lien, 5.000%, 05/12/21	6,448,679	0.7
2,000,000		Connolly/iHealth Technologies, Second Lien, 8.000%, 05/12/22	2,020,000	0.2
3,747,636		DJO Finance LLC, First Lien Term Loan, 4.250%, 09/05/17	3,751,852	0.4
4,225,625	(1)	Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,262,599	0.5
1,410,750		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,416,040	0.2

See Accompanying Notes to Financial Statements

34

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
2,625,000	(1)	Healogics, Inc., First Lien Term Loan, 5.250%, 06/30/21	$2,626,641	0.3
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,473,438	0.3
6,154,994		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,165,765	0.7
4,412,360		Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	4,424,079	0.5
1,350,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,373,625	0.2
4,863,622		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	4,873,753	0.6
5,739,736		Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	5,723,337	0.6
2,143,868		Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	2,148,334	0.2
5,438,750		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	5,459,145	0.6
8,500,000		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	8,521,182	1.0
2,404,391		Multiplan, Inc, Term loan, 4.000%, 04/01/21	2,395,875	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
925,000		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	$926,542	0.1
8,010,252		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	8,032,281	0.9
2,942,245		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	2,994,961	0.3
5,007,855		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	4,987,513	0.6
4,265,810		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	4,273,275	0.5
2,066,013		Press Ganey, First Lien, 4.250%, 04/20/18	2,066,013	0.2
2,820,202		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,826,373	0.3
2,100,000	(1)	Sterigenics International LLC, Term loan, 4.500%, 08/05/21	2,098,251	0.2
2,613,095	(1)	Surgery Center Holdings, Inc., First Lien Term Loan, 07/24/20	2,616,362	0.3
1,838,356		Surgical Care Affiliates LLC, Class C Term Loan, 4.000%, 06/29/18	1,838,356	0.2
543,125		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	542,446	0.1

See Accompanying Notes to Financial Statements

35

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
5,604,186	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	$5,613,993	0.6
		129,897,903	14.6
	Home Furnishings: 1.7%
8,829,111	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	8,842,213	1.0
3,375,000	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,382,911	0.4
1,330,941	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,332,604	0.1
1,979,899	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	1,983,303	0.2
		15,541,031	1.7
	Industrial Equipment: 6.8%
5,554,366	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	5,541,057	0.6
2,429,384	Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	2,436,471	0.3
1,329,843	Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,337,046	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	582,500	Ameriforge Group Inc., Upsized Second Lien Term Loan, 8.750%, 12/19/20	$594,878	0.1
	3,530,625	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,475,900	0.4
	574,748	Aquilex LLC (a.k.a Hydrochem), Term Loan, 5.000%, 12/31/20	573,311	0.1
	1,054,047	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,055,584	0.1
	104,512	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,664	0.0
	317,304	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	317,767	0.0
EUR	690,097	CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	914,120	0.1
EUR	209,903	CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	278,043	0.0
	4,562,470	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,571,499	0.5
	686,550	Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	689,811	0.1
EUR	3,402,857	Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	4,493,540	0.5

See Accompanying Notes to Financial Statements

36

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Industrial Equipment (continued)
	5,210,625		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	$5,204,471	0.6
	6,729,150		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,725,994	0.8
	2,697,727		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,709,530	0.3
	7,188,238	(1)	Rexnord Corporation/ RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	7,158,076	0.8
	2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,406,751	0.3
	409,757		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.750%, 05/09/17	409,501	0.0
	4,740,740		Signode Industrial Group, US Dollar Tranche Term Loan, 4.000%, 05/01/21	4,712,562	0.5
	897,750		SunSource, First Lien Term Loan, 4.750%, 02/15/21	900,696	0.1
EUR	1,126,231		Terex Corporation, Term Loan Euro Tranche, 4.000%, 08/06/21	1,485,360	0.2
	1,097,250		VAT Holding, Term Loan B, 4.750%, 02/28/21	1,099,651	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
915,400		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	$915,972	0.1
325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	325,406	0.0
			60,437,661	6.8
		Leisure Goods/Activities/Movies: 5.8%
7,500,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/15/21	7,528,125	0.9
9,865,898	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/31/21	9,822,735	1.1
3,000,000	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 08/08/22	3,026,250	0.4
2,962,500		Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	2,960,648	0.3
6,497,308		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	6,541,977	0.7
7,600,000		Fitness International, LLC., Term Loan B, 5.500%, 06/20/20	7,581,000	0.9
285,714		NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/23/20	291,429	0.0

See Accompanying Notes to Financial Statements

37

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Leisure Goods/Activities/ Movies (continued)
	5,385,016		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	$5,363,982	0.6
	2,835,525		SRAM, LLC, First Lien Term Loan, 4.017%, 04/10/20	2,803,625	0.3
	2,950,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	2,917,736	0.3
	2,515,626		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,388,272	0.3
				51,225,779	5.8
			Lodging & Casinos: 6.4%
EUR	1,500,000		Amaya Gaming Group Inc., First Lien Euro TL, 5.250%, 07/31/21	1,956,760	0.2
	11,990,049	(1)	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 07/31/21	11,903,876	1.3
	2,500,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 07/31/22	2,540,625	0.3
	1,326,600		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	1,333,233	0.2
	1,895,833		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	1,888,724	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	$507,500	0.1
7,046,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	7,049,847	0.8
535,170	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	105,696	0.0
1,070,339	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	211,392	0.0
1,529,813		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,552,760	0.2
3,569,563		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,623,106	0.4
800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	828,000	0.1
2,847,619		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	2,846,432	0.3
2,954,947		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,010,352	0.3
6,947,654		Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	6,873,217	0.8
6,933,301		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	6,921,382	0.8

See Accompanying Notes to Financial Statements

38

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
3,500,000		Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	$3,502,915	0.4
			56,655,817	6.4
		Mortgage REITs: 0.6%
2,600,000		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,587,000	0.3
3,000,000	(1)	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,985,000	0.3
			5,572,000	0.6
		Nonferrous Metals/Minerals: 0.8%
6,265,685		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	6,292,314	0.7
497,500		TMS International, Term B Loan, 4.500%, 11/01/20	497,599	0.1
			6,789,913	0.8
		Oil & Gas: 1.0%
4,113,290		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,136,427	0.5
469,415		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	478,608	0.0
3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/30/21	3,183,616	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	350,000	(1)	Southcross Energy Partners, L.P., Term Loan, 08/01/21	$353,500	0.0
	750,000	(1)	Southcross Holdings L.P., Term Loan B, 08/04/21	753,281	0.1
				8,905,432	1.0
			Publishing: 4.0%
	620,073		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	616,973	0.1
	5,087,250		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,132,801	0.6
	744,870		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	653,158	0.1
	2,529,370		Dex Media West, LLC, Term Loan, 7.471%, 12/30/16	2,430,302	0.3
	2,000,000	(1)	Flint Group Holdings S.A.R.L., Second Lien, 04/30/22	1,996,666	0.2
	3,904,535	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 5.584%, 04/30/21	3,899,654	0.4
	645,465	(1)	Flint Group Holdings S.A.R.L., USD TL C, 5.584%, 04/30/21	644,658	0.1
	326,104	(2)	HIBU PLC (fka Yell Group PLC), Facility A2, 5.231%, 03/18/19	305,723	0.0
EUR	29,594	X,(2)	HIBU PLC (fka Yell Group PLC), Spanish facility, 1.500%, 03/18/19	—	0.0

See Accompanying Notes to Financial Statements

39

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing (continued)
1,690,087	McGraw Hill Global Education, TLB, 5.750%, 03/22/19	$1,704,876	0.2
1,216,316	Merrill Communications, LLC, Term Loan B, 5.750%, 03/10/14	1,231,520	0.1
1,654,115	Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,388,629	0.2
3,076,750	Penton Media, Inc., First Lien, 5.500%, 09/30/19	3,107,518	0.4
1,250,000	Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,260,937	0.1
2,564,508	R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	2,005,124	0.2
4,570,026	SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	3,961,641	0.4
5,208,090	Tribune Company, Term Loan B, 4.000%, 12/31/20	5,211,314	0.6
		35,551,494	4.0
	Radio & Television: 4.4%
13,921,330	Clear Channel Communications, Inc., TLE, 7.657%, 07/30/19	13,903,928	1.6
5,364,768	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	5,353,035	0.6
454,923	Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	456,060	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,268,625		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	$1,271,797	0.1
	812,500	(1)	Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	824,688	0.1
	3,319,209		Media General, Inc., DDTerm Loan-B, 4.250%, 07/31/20	3,324,048	0.4
	1,685,833		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,678,458	0.2
	4,628,906		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,607,414	0.5
	7,334,331		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,300,718	0.8
				38,720,146	4.4
			Retailers (Except Food & Drug): 15.1%
	4,868,913		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	4,870,944	0.6
	1,450,000	(1)	Abercrombie & Fitch Management Co., Term Loan B, 07/31/21	1,446,375	0.2
	5,850,788		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,849,875	0.7
EUR	2,285,000		Action Holding B.V., Facility C, 5.209%, 03/08/19	3,023,957	0.3

See Accompanying Notes to Financial Statements

40

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
17,797,411	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	$17,735,441	2.0
4,000,000	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	4,055,832	0.5
5,242,493	Burlington Coat Factory, Term Loan B, 4.250%, 07/23/21	5,204,816	0.6
5,355,034	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,367,083	0.6
9,955,921	Hudson's Bay Company, Term Loan, 4.750%, 10/15/20	10,041,482	1.1
1,995,000	J. Crew, TLB, 4.000%, 03/01/21	1,961,959	0.2
1,795,500	Lands' End, Inc., TLB, 4.250%, 03/17/21	1,782,782	0.2
4,834,700	Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,818,837	0.5
5,500,000	Men's Wearhouse, Term Loan, 4.500%, 07/01/21	5,536,921	0.6
3,990,000	National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	3,932,644	0.4
1,300,000	National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,290,250	0.1
12,900,188	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	12,824,399	1.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,938,738		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	$5,931,315	0.7
5,565,493		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	5,523,752	0.6
5,873,081		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,820,224	0.7
3,176,131	(1)	Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	3,172,729	0.4
2,716,694		Pep Boys, Term Loan B, 4.250%, 10/11/18	2,712,450	0.3
6,272,280		Savers, Term Loan B, 5.000%, 07/09/19	6,284,040	0.7
2,645,614		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,632,386	0.3
2,170,000		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 04/08/20	2,159,601	0.2
1,745,625		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	1,745,625	0.2
3,000,000		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,413,125	0.3
6,836,979		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,341,298	0.7
			134,480,142	15.1
		Steel: 0.3%
2,616,362		FMG Resources (August 2006) Pty Ltd., Term Loan, 3.750%, 06/30/19	2,610,002	0.3

See Accompanying Notes to Financial Statements

41

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Surface Transport: 1.0%
1,154,501		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	$1,135,740	0.1
2,700,000	(1)	Goodpack Ltd., First Lien Term Loan, 08/05/21	2,703,375	0.3
1,000,000	(1)	Goodpack Ltd., Second Lien Term Loan, 07/30/22	1,003,125	0.1
1,000,000		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 07/30/19	1,005,313	0.1
450,000		V.Group, TL B, 5.000%, 06/30/21	451,125	0.1
2,991,309		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,999,724	0.3
			9,298,402	1.0
		Telecommunications: 6.7%
9,492,661		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	9,535,890	1.1
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,811,798	0.2
5,796,933		Avaya Inc., Term B-3 Loan, 4.655%, 10/26/17	5,646,833	0.6
4,128,425		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,142,618	0.5
3,950,150		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,973,357	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,176,466	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	$4,163,415	0.5
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,693,095	0.2
2,672,606	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,689,644	0.3
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,295,688	0.3
3,811,500	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	3,794,794	0.4
1,999,888	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	2,002,888	0.2
3,052,127	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,028,283	0.3
5,946,346	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,961,212	0.7
1,920,188	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,919,673	0.2
7,124,829	Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	7,107,573	0.8
		59,766,761	6.7

See Accompanying Notes to Financial Statements

42

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Utilities: 1.2%
2,437,416		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	$2,452,650	0.3
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,035,043	0.1
264,753	(2)	Longview Power, LLC, DIP Facility, 3.900%, 11/19/16	410,367	0.0
3,736,640	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	2,326,059	0.3
2,000,000	(1)	TPF Generation Holdings, LLC, Term Loan, 12/31/17	1,945,000	0.2
2,241,820		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,247,424	0.3
			10,416,543	1.2
		Total Senior Loans (Cost $1,288,703,330)	1,283,352,769	144.4
OTHER CORPORATE DEBT: —%
		Publishing: —%
639,053	^,X,(2),(3)	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	—	0.0
		Total Other Corporate Debt (Cost $219,510)	—	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
154	@,X	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
3,160	@,X	Caribe Media Inc.	—	0.0
178,416	@	Cengage Learning	5,709,312	0.6
14,294	@	Dex Media Inc.	163,095	0.0
246,734	@,X	EAGLE TOPCO 2013 LTD	—	0.0
35,504	@,X	Everyware Global Inc. Warrants	—	0.0
8	@,X	Faith Media Holdings, Inc. (Residual Interest)	87,288	0.0
92,471	@	Glodyne Techoserve, Ltd.	6,926	0.0
498,762	@,X	GTS Corp.	—	0.0
15,539	@	Hawaiian Telcom	427,322	0.1
291	R,X	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R,X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $7,494,092)	6,393,943	0.7

See Accompanying Notes to Financial Statements

43

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Shares	Borrower/ Tranche Description	Value	Percentage of Net Assets
	Total Investments (Cost $1,296,416,932)	$1,289,746,712	145.1
	Liabilities in Excess of Other Assets	(400,683,310)	(45.1)
	Net Assets	$889,063,402	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by Voya funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Senior loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,296,527,154.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6,353,925
Gross Unrealized Depreciation	(13,134,367)
Net Unrealized Depreciation	$(6,780,442)

See Accompanying Notes to Financial Statements

44

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$5,709,312	$170,021	$514,610	$6,393,943
Other Corporate Debt	—	—	—	—
Senior Loans	—	1,283,352,769	—	1,283,352,769
Total Investments, at fair value	$5,709,312	$1,283,522,790	$514,610	$1,289,746,712
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,062,224	—	1,062,224
Unfunded commitments	—	190,419	—	190,419
Total Assets	$5,709,312	$1,284,775,433	$514,610	$1,290,999,355

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	35,735,000	Sell	09/23/14	$47,830,225	$46,959,242	$870,983
State Street Bank	British Pound	10,260,000	Sell	09/23/14	17,221,718	17,030,477	191,241
							$1,062,224

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,062,224
Total Asset Derivatives		$1,062,224

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$334,512
Total	$334,512
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$2,361,157
Total	$2,361,157

See Accompanying Notes to Financial Statements

45

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2014:

State Street Bank
Assets:
Forward foreign currency contracts	$1,062,224
Total Assets	$1,062,224
Net OTC derivative instruments by counterparty, at fair value	$1,062,224
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$1,062,224

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

46

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual shareholder meeting of Voya Prime Rate Trust was held July 2, 2014, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To elect 12 nominees to the Board of Trustees of Voya Prime Rate Trust.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	122,796,126.216	3,125,995.924	0.000	0.000	125,922,122.140
John V. Boyer	1	*	122,912,401.304	3,009,720.836	0.000	0.000	125,922,122.140
Patricia W. Chadwick	1	*	122,896,830.867	3,025,291.273	0.000	0.000	125,922,122.140
Albert E. DePrince, Jr.	1	*	122,821,472.590	3,100,649.550	0.000	0.000	125,922,122.140
Peter S. Drotch	1	*	70,688,413.115	55,233,709.025	0.000	0.000	125,922,122.140
J. Michael Earley	1	*	122,919,764.294	3,002,357.846	0.000	0.000	125,922,122.140
Russell H. Jones	1	*	122,801,736.395	3,120,385.745	0.000	0.000	125,922,122.140
Patrick W. Kenny	1	*	122,783,176.115	3,138,946.025	0.000	0.000	125,922,122.140
Joseph E. Obermeyer	1	*	122,940,296.955	2,981,825.185	0.000	0.000	125,922,122.140
Sheryl K. Pressler	1	*	122,832,852.490	3,089,269.650	0.000	0.000	125,922,122.140
Roger B. Vincent	1	*	122,858,323.016	3,063,799.124	0.000	0.000	125,922,122.140
Shaun P. Mathews	1	*	77,845,961.113	48,076,161.027	0.000	0.000	125,922,122.140

*  Proposal Passed

47

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Reinvestment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 336-3436.

KEY FINANCIAL DATES — CALENDAR 2014 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2014	February 6, 2014	February 25, 2014
February 28, 2014	March 6, 2014	March 24, 2014
March 31, 2014	April 8, 2014	April 22, 2014
April 30, 2014	May 8, 2014	May 22, 2014
May 30, 2014	June 6, 2014	June 23, 2014
June 30, 2014	July 8, 2014	July 22, 2014
July 31, 2014	August 7, 2014	August 22, 2014
August 29, 2014	September 8, 2014	September 22, 2014
September 30, 2014	October 8, 2014	October 22, 2014
October 31, 2014	November 6, 2014	November 24, 2014
November 28, 2014	December 8, 2014	December 22, 2014
December 19, 2014	December 29, 2014	January 13, 2015

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

48

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective May 1, 2014, the Trust's CUSIP number changed to 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The number of record holders of Common Stock as of August 31, 2014 was 3,040 which does not include approximately 47,240 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on August 1, 2014 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

49

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust Account
c/o Voya Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1900 K Street, N.W.
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For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your Investment Professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

SAR-UPRT

(0814-102414)

ITEM 2.      CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2014